Summary of Significant Accounting Policies - Foreign Currency Translation (Details) - HKD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies
Foreign Currency Transaction Gain (Loss), Realized	$ 360	$ 0	$ (11,476)